PROPERTY AND EQUIPMENT, NET (Details Narrative) - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2024
Property, Plant, and Equipment [Abstract]
Depreciation	$ 404,795	$ 412,028	$ 447,443